SUPPLEMENT DATED OCTOBER 7, 2015
TO

PROSPECTUSES DATED MAY 1, 2015
FOR MASTERS CHOICE, MASTERS EXTRA, MASTERS FLEX, MASTERS CHOICE II AND MASTERS FLEX II

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS EXTRA II AND MASTERS I SHARE

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding a change to the investment adviser for the Fidelity Freedom Portfolios (the "Portfolios").

On October 1, 2015, FMR Co., Inc. became the investment adviser for the Portfolios. Any reference to Strategic Advisers, Inc. in the prospectus is replaced with FMR Co., Inc.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.